UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04527)
Exact name of registrant as specified in charter: Putnam Minnesota Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2008
Date of reporting period: August 31, 2007

Item 1. Schedule of Investments:

Putnam Minnesota Tax Exempt Income Fund
The fund's portfolio
8/31/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
FGIC -- Financial Guaranty Insurance Company
FRB -- Floating Rate Bonds
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.8%)(a)
		Principal
	Rating(RAT)	amount	Value

California (0.9%)
Golden State Tobacco Securitization Corp. Rev. Bonds,
Ser. A-1, 5s, 6/1/33	BBB	$100,000	$90,637
Washington, Unified School Dist. Yolo Cnty. G.O. Bonds
(Election of 1999), Ser. B, MBIA
zero %, 8/1/26	Aaa	1,265,000	494,552
zero %, 8/1/25	Aaa	725,000	299,440
			884,629

Minnesota (95.1%)
Becker, Poll. Control Rev. Bonds (Northern States
Pwr.), Ser. A, 8 1/2s, 3/1/19	A2	1,000,000	1,183,630
Big Lake, G.O. Bonds (Indpt. School Dist. No. 728),
Ser. C, FSA, 5s, 2/1/21	Aaa	1,560,000	1,597,658
Brainerd, G.O. Bonds (Indpt. School Dist. No. 181),
Ser. A, FGIC, 5s, 2/1/20	Aaa	1,000,000	1,031,520
Breckenridge, Rev. Bonds (Catholic Hlth. Initiatives),
Ser. A, 5s, 5/1/30	Aa2	1,000,000	1,001,620
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.),
4.95s, 7/1/22	A-	1,000,000	991,640
Dakota Cnty., Cmnty. Dev. Agcy. Governmental Hsg. Dev.
G.O. Bonds (Sr. Hsg. Fac.), 5s, 1/1/21	Aaa	1,000,000	1,025,700
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(BSM Properties, Inc.), Ser. A, 5 7/8s, 12/1/28	B+/P	75,000	74,141
East Grand Forks, Poll. Rev. Bonds (American Crystal
Sugar), Ser. A, 6s, 4/1/18	BBB+	750,000	772,253
Elk River, G.O. Bonds (Indpt. School Dist. No. 728),
Ser. A, MBIA, 5s, 2/1/19 (Prerefunded)	Aaa	1,000,000	1,037,640
Farmington, G.O. Bonds (Indpt. School Dist. No. 192),
Ser. B, FSA, 5s, 2/1/19	Aaa	1,080,000	1,135,933
Hennepin Cnty., G.O. Bonds, Ser. A, 5 1/8s, 12/1/19	Aaa	1,440,000	1,459,469
Hennepin Cnty., Sales Tax Rev. Bonds, 4 3/4s, 12/15/29	AAA	1,000,000	994,490
Intl. Falls, Poll. Control Rev. Bonds (Boise Cascade
Corp.), 5.65s, 12/1/22	B+	350,000	340,904
Itasca Cnty., G.O. Bonds (Indpt. School Dist. No.
318), FSA, 5s, 2/1/15	Aaa	2,610,000	2,726,171
Lakeville, G.O. Bonds (Indpt. School Dist. No. 194),
Ser. A, FGIC, 5 1/2s, 2/1/24 (Prerefunded)	Aaa	2,000,000	2,152,520
Maple Grove, G.O. Bonds, Ser. A, 5s, 2/1/22	Aa1	2,575,000	2,690,818
Maple Grove, Hlth. Care Syst. Rev. Bonds (Maple Grove
Hosp. Corp.)
5 1/4s, 5/1/24	A3	1,000,000	1,013,540
5s, 5/1/13	A3	1,000,000	1,027,680
Martin Cnty., Hosp. Rev. Bonds (Fairmont Cmnty. Hosp.
Assn.), 6 5/8s, 9/1/22	BBB-/P	1,250,000	1,301,613
Medford, G.O. Bonds (Indpt. School Dist. No. 763),
Ser. A, FSA, 5 1/2s, 2/1/31 (Prerefunded)	Aaa	1,550,000	1,633,375
Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care
Syst. Rev. Bonds (Healthspan), Ser. A, AMBAC, 4 3/4s,
11/15/18	Aaa	1,000,000	1,000,750
Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
Ser. B, FGIC, 5 1/4s, 1/1/19	Aaa	1,870,000	1,907,494
Ser. A, MBIA, 5s, 1/1/28	Aaa	1,160,000	1,175,602
Ser. A, MBIA, 5s, 1/1/21	Aaa	1,500,000	1,537,905
Minneapolis, G.O. Bonds
(Sports Arena), 5.2s, 10/1/24	AAA	2,000,000	2,012,480
Ser. B, 5 1/8s, 12/1/24	AAA	975,000	994,851
Ser. B, 5 1/8s, 12/1/24 (Prerefunded)	AAA	525,000	541,590
Ser. E, 5s, 3/1/26	AAA	1,675,000	1,692,202
5s, 12/1/18	AAA	1,200,000	1,235,304
Minneapolis, Cmnty. Dev. Agcy. Supported Dev. Rev.
Bonds, Ser. G-3, U.S. Govt. Coll., 5.45s, 12/1/31
(Prerefunded)	AAA/P	1,705,000	1,819,576
Minneapolis, Multi-Fam. Rev. Bonds (East Bank), GNMA
Coll., 5 3/4s, 10/20/42	Aaa	700,000	718,970
MN Agricultural & Econ. Dev. Board Rev. Bonds
(Evangelical Lutheran Good Samaritan Society), 6 5/8s,
8/1/25	A3	795,000	845,713
(Hlth. Care Syst.), Ser. A, MBIA, 5 1/2s, 11/15/17	Aaa	610,000	624,109
(Hlth. Care - Benedictine Hlth.), Ser. A, MBIA,
5 1/4s, 2/15/14	Aaa	1,400,000	1,457,694
(Hlth. Care - Benedictine Hlth.), Ser. A, MBIA, 5s,
2/15/23	Aaa	500,000	509,160
MN State G.O. Bonds
5s, 8/1/24	AAA	1,500,000	1,552,125
5s, 6/1/24	AAA	1,000,000	1,040,860
5s, 11/1/19	AAA	1,500,000	1,540,845

MN State Higher Ed. Fac. Auth. Rev. Bonds
(U. of St. Thomas), Ser. 4-P, U.S. Govt. Coll., 5.4s,
4/1/23 (Prerefunded)	A2	580,000	585,614
(The College of St. Catherine), Ser. 5-N1, 5 3/8s,
10/1/32	Baa1	500,000	501,625
(U. of St. Thomas), Ser. 5-N1, 5 1/4s, 10/1/34	A2	1,000,000	1,020,670
(St. John's U.), Ser. 5-I, 5 1/4s, 10/1/26
(Prerefunded)	AAA/P	500,000	528,645
(College of St. Benedict), Ser. 5-W, 5 1/4s, 3/1/24	Baa2	250,000	250,115
(U. of St. Thomas), Ser. 6-I, 5s, 4/1/23	A2	500,000	510,820
(St. Olaf College), Ser. 6-0, 5s, 10/1/20	A2	1,000,000	1,030,110
(The College of St. Catherine), Ser. 5-N1, 5s, 10/1/18	Baa1	500,000	503,540
(St. John's U.), Ser. 6-G, 5s, 10/1/15	AAA/P	1,525,000	1,617,400
MN State Higher Ed. Fac. Auth. VRDN (St. Olaf
College), Ser. 5-M1, 3.98s, 10/1/32	VMIG1	3,000,000	3,000,000
MN State Hsg. Fin. Agcy. FRB (Res. Hsg. Fin.), Ser. D,
5 1/2s, 1/1/38	Aa1	1,000,000	1,048,930
MN State Hsg. Fin. Agcy. Rev. Bonds
(Res. Hsg.), Ser. M, 5 3/4s, 1/1/37	Aa1	2,000,000	2,108,880
(Res. Hsg.), Ser. H, 5s, 1/1/36	Aa1	880,000	895,013
(Res. Hsg.), Ser. B, 5s, 7/1/34	AA+	425,000	433,007
(Res. Hsg.), Ser. H, 4 3/8s, 1/1/14	Aa1	380,000	377,287
(Res. Hsg.), Ser. F, 4.1s, 1/1/26	Aa1	2,415,000	2,409,397
Monticello-Big Lake Cmnty., Hosp. Dist. Gross Rev.
Bonds (Hlth. Care Fac.), Ser. A, 5 3/4s, 12/1/19	BBB/P	1,000,000	1,008,450
Morris, G.O. Bonds (Indpt. School Dist. No. 769),
MBIA, 5s, 2/1/17	Aaa	1,150,000	1,203,084
Mounds View, G.O. Bonds (Indpt. School Dist. No. 621),
Ser. A, 5 3/8s, 2/1/20 (Prerefunded)	Aa2	1,250,000	1,309,850
North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes),
6 1/8s, 10/1/39 (FWC)	BB	315,000	316,745
Northfield, Hosp. Rev. Bonds, Ser. C, 6s, 11/1/31
(Prerefunded)	BBB-	1,000,000	1,084,980
Northfield, Hosp. Rev. Bonds, 5 1/4s, 11/1/21	BBB-	500,000	495,045
Olmsted Cnty., Hlth. Care Fac. Rev. Bonds (Olmsted
Med. Ctr.), 5.55s, 7/1/19	BB+/P	800,000	802,608
Osseo, G.O. Bonds (Indpt. School Dist. No. 279), Ser.
A, 5 1/4s, 2/1/21 (Prerefunded)	Aa2	2,000,000	2,077,880
Pequot Lakes, G.O. Bonds (Indpt. School Dist. No.
186), FGIC, 5s, 2/1/12	Aaa	1,220,000	1,283,379
Ramsey Cnty., Hsg. & Redev. Auth. Multi-Fam. Rev.
Bonds (Hanover Townhouses), 6s, 7/1/31	Aa1	1,150,000	1,177,819
Robbinsdale, G.O. Bonds (Indpt. School Dist. No. 281),
5 5/8s, 2/1/21 (Prerefunded)	Aaa	2,000,000	2,050,800
Rochester, Elec. Util. Rev. Bonds, 5 1/4s, 12/1/30
(Prerefunded)	Aa2	1,500,000	1,572,135
Roseville, G.O. Bonds (Indpt. School Dist. No. 623),
Ser. A, FSA, 5s, 2/1/25	Aaa	2,000,000	2,036,860
Sartell, Env. Impt. Rev. Bonds, Ser. A, 5.2s, 6/1/27	BBB	400,000	393,664
Sauk Rapids, G.O. Bonds (Indpt. School Dist. No. 047),
Ser. B, FSA, zero %, 2/1/11	Aaa	2,540,000	2,221,001
Spring Lake Pk., G.O. Bonds (Indpt. School Dist No.
016), Ser. A, FSA, 5s, 2/1/29	Aaa	1,000,000	1,021,980
St. Cloud, Hlth. Care Rev. Bonds (St. Cloud Hosp.
Oblig. Group), Ser. A, FSA, 6 1/4s, 5/1/17	Aaa	1,500,000	1,602,735
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev.
Bonds (Regions Hosp.), 5.3s, 5/15/28	Baa1	1,515,000	1,492,427
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), Ser. B, 5.85s, 11/1/17	Baa3	750,000	759,608
St. Paul, Hsg. & Redev. Auth. Rev. Bonds (Rossy &
Richard Shaller), Ser. A, 5.05s, 10/1/27	BB-/P	550,000	516,307
St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp.
Pkg. Ramp), Ser. 1, 5s, 8/1/36	BBB-/P	750,000	671,138
St. Paul, Port Auth. Rev. Bonds (Brownfields Redev.),
Ser. 2, 4 1/2s, 3/1/27	AA+	1,305,000	1,215,412
Todd Morrison Cass & Wadena Cntys., Hosp. Dist. G.O.
Bonds (Hlth. Care Fac. Lakewood), 5s, 12/1/34	Baa2	750,000	688,410
U. of MN Rev. Bonds, Ser. A
5 3/4s, 7/1/17 (Prerefunded)	Aaa	2,160,000	2,453,134
5 1/2s, 7/1/21 (Prerefunded)	Aaa	1,000,000	1,111,510
Western MN Muni. Pwr. Agcy. Rev. Bonds, Ser. A, AMBAC,
5 1/2s, 1/1/16	Aaa	565,000	593,058
Winona, Hlth. Care Fac. Rev. Bonds
Ser. A, 6s, 7/1/34	BBB	250,000	254,450
(Winona Hlth. Oblig. Group), 5s, 7/1/16	BBB	425,000	426,475
(Winona Hlth. Oblig. Group), 5s, 7/1/15	BBB	450,000	453,735
(Winona Hlth. Oblig. Group), 5s, 7/1/14	BBB	425,000	430,359
			96,945,636

New Jersey (0.9%)
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 6/1/39 (Prerefunded)	AAA	500,000	574,540
Ser. 1A, 5s, 6/1/29	BBB	150,000	135,500
Ser. 1A, 4 1/2s, 6/1/23	BBB	210,000	199,395
			909,435

Puerto Rico (1.4%)
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. AA,
5s, 12/1/16	Baa3	200,000	209,326
Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A,
FSA, 5s, 8/1/30	Aaa	1,000,000	1,024,880
PR Sales Tax Fin. Corp. Rev. Bonds, Ser. A, FGIC, zero
%, 8/1/41	Aaa	1,000,000	176,590
			1,410,796

Wisconsin (0.5%)
Badger Tobacco Settlement Asset Securitization Corp.

Rev. Bonds, 7s, 6/1/28	BBB	500,000	529,790

TOTAL INVESTMENTS

Total investments (cost $98,748,397) (b)			$100,680,286

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/07 (Unaudited)
		Payments	Payments
Swap counterparty /	Termination	made by	received by	Unrealized
Notional amount	date	fund per annum	fund per annum	depreciation

Goldman Sachs International
$1,100,000	(E) 2/28/18	3.846%	USD-SIFMA Municipal Swap
			Index	$(3,917)

(E) See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/07 (Unaudited)
		Fixed payments	Total return
Swap counterparty /	Termination	received (paid) by	received by	Unrealized
Notional amount	date	fund per annum	or paid by fund	appreciation

Goldman Sachs International
$600,000 (F)	2/28/08	-	Municipal Market	$112
			Data AAA
			municipal 10
			Year rate

Lehman Brothers Special Financing, Inc.
600,000	2/29/08	-	4.27% minus	70
			Lehman Brothers
			Municipal Swap
			Index

Total				$182

(F) Is valued at fair value following procedures approved by the Trustees.

NOTES

(a) Percentages indicated are based on net assets of $101,938,751.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at August 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $98,748,397, resulting in gross unrealized appreciation and depreciation of $2,729,346 and $797,457, respectively, or net unrealized appreciation of $1,931,889.

(FWC) Forward commitments.

At August 31, 2007, liquid assets totaling $309,714 have been designated as collateral for open forward commitments and swap contracts.

The rates shown on VRDN and FRB are the current interest rates at August 31, 2007.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at August 31, 2007 (as a percentage of net assets):

Local government	33.6%
Health care	18.1

The fund had the following insurance concentration greater than 10% at August 31, 2007 (as a percentage of net assets):

FSA	14.7%

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: During the period, Putnam Fiduciary Trust Company, the fund's transfer agent, began utilizing shareholder systems and systems support provided by DST Systems, Inc. and certain of its affiliates.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Minnesota Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 30, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 30, 2007